Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.01	$ 0.01
Common stock, Authorized	137,500	137,500
Class A
Common stock, Authorized	12,500	12,500
Common stock, shares issued	9,832	9,894
Common stock, shares outstanding	9,570	9,632
Class B
Common stock, Authorized	125,000	125,000
Common stock, shares issued	28,380	28,074
Common stock, shares outstanding	27,978	27,917
Restricted stock, shares outstanding	2,433	3,995
Treasury stock, shares	402	157